UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	July 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (98.43%)
CONSUMER DISCRETIONARY – (7.13%)
Consumer Durables & Apparel – (4.62%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	77,400	$5,020,354
Hunter Douglas NV (Netherlands)	14,472	666,578
		5,686,932

Media – (2.51%)
Grupo Televisa S.A., ADR (Mexico)	81,520	1,808,929
Walt Disney Co.	33,200	1,282,184
		3,091,113
	Total Consumer Discretionary	8,778,045
CONSUMER STAPLES – (19.12%)
Food & Staples Retailing – (4.48%)
Brazil Pharma S.A., 144A (Brazil)*(a)	164,700	1,623,796
CVS Caremark Corp.	107,200	3,896,720
		5,520,516
Food, Beverage & Tobacco – (14.64%)
Coca-Cola Co.	66,900	4,549,869
Heineken Holding NV (Netherlands)	85,849	4,374,217
Kraft Foods Inc., Class A	85,290	2,932,270
Lindt & Spruengli AG - Participation Certificate (Switzerland)	746	2,431,218
Nestle S.A. (Switzerland)	47,000	3,000,762
Unilever NV (Netherlands)	22,900	745,298
		18,033,634
	Total Consumer Staples	23,554,150
ENERGY – (3.81%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	187,900	1,565,379
Tenaris S.A., ADR (Argentina)	70,835	3,130,907
	Total Energy	4,696,286
FINANCIALS – (11.25%)
Banks – (3.14%)
Commercial Banks – (3.14%)
Banco Santander Brasil S.A., ADS (Brazil)	31,400	291,392
China CITIC Bank Corp. Ltd. - H (China)*	1,560,302	954,950
China Merchants Bank Co., Ltd. - H (China)	1,105,158	2,626,146
		3,872,488

Diversified Financials – (3.81%)
Capital Markets – (0.51%)
Brookfield Asset Management Inc., Class A (Canada)	19,890	627,132
Diversified Financial Services – (3.30%)
Groupe Bruxelles Lambert S.A. (Belgium)	15,243	1,288,314
Oaktree Capital Group LLC, Class A, 144A (a)	22,700	1,135,000
Pargesa Holding S.A., Bearer Shares (Switzerland)	6,176	548,899
RHJ International (Belgium)*	162,745	1,092,071
		4,064,284
		4,691,416

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (1.25%)
Insurance Brokers – (0.59%)
CNinsure, Inc., ADR (China)*	51,000	$731,340
Multi-line Insurance – (0.61%)
Fairfax Financial Holdings Ltd. (Canada)	1,895	747,180
Property & Casualty Insurance – (0.05%)
ACE Ltd.	990	66,310
		1,544,830
Real Estate – (3.05%)
Hang Lung Group Ltd. (Hong Kong)	623,390	3,751,338
	Total Financials	13,860,072
HEALTH CARE – (16.80%)
Health Care Equipment & Services – (6.90%)
Essilor International S.A. (France)	45,312	3,640,232
IDEXX Laboratories, Inc. *	24,408	2,023,668
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	507,300	692,564
Sinopharm Group Co. - H (China)	738,000	2,144,757
		8,501,221

Pharmaceuticals, Biotechnology & Life Sciences – (9.90%)
Johnson & Johnson	58,330	3,779,201
Merck & Co., Inc.	76,536	2,612,173
Roche Holding AG - Genusschein (Switzerland)	23,170	4,168,569
Sinovac Biotech Ltd. (China)*	576,268	1,627,957
		12,187,900
	Total Health Care	20,689,121
INDUSTRIALS – (18.49%)
Capital Goods – (7.81%)
ABB Ltd., ADR (Switzerland)	74,040	1,772,517
Blount International, Inc. *	97,900	1,628,077
Schindler Holding AG - Participation Certificate (Switzerland)	14,360	1,694,993
Schneider Electric S.A. (France)	25,300	3,677,162
Shanghai Electric Group Co. Ltd. - H (China)	1,594,230	846,847
		9,619,596
Commercial & Professional Services – (3.16%)
Nielsen Holdings NV *	98,400	2,948,064
RPX Corp. *	35,200	942,304
		3,890,368
Transportation – (7.52%)
China Merchants Holdings International Co., Ltd. (China)	580,348	2,066,355
China Shipping Development Co., Ltd. - H (China)	779,770	609,309
Clark Holdings, Inc. *	316,600	77,551
Kuehne & Nagel International AG (Switzerland)	42,065	5,900,484
LLX Logistica S.A. (Brazil)*	123,600	345,093
PortX Operacoes Portuarias S.A. (Brazil)*	123,600	274,162
		9,272,954
	Total Industrials	22,782,918

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.33%)
Software & Services – (11.33%)
Bankrate Inc. *	118,380	$2,165,170
Google Inc., Class A *	10,128	6,116,856
NetEase.com Inc., ADR (China)*	33,800	1,707,576
Western Union Co.	105,200	2,041,932
Youku.com Inc., ADR (China)*	52,280	1,929,655
		13,961,189
	Total Information Technology	13,961,189
MATERIALS – (7.70%)
BHP Billiton PLC (United Kingdom)	32,389	1,208,440
Greatview Aseptic Packaging Co., Ltd. (China)*	4,199,300	2,214,482
Potash Corp. of Saskatchewan Inc. (Canada)	38,000	2,196,780
Rio Tinto PLC (United Kingdom)	17,890	1,262,719
Sino-Forest Corp. (Canada)*	180,980	1,382,756
Vale S.A., ADR (Brazil)	41,220	1,216,814
	Total Materials	9,481,991
TELECOMMUNICATION SERVICES – (2.80%)
America Movil SAB de C.V., Series L, ADR (Mexico)	133,786	3,451,679
	Total Telecommunication Services	3,451,679
	TOTAL COMMON STOCK – (Identified cost $108,618,608)	121,255,451

SHORT-TERM INVESTMENTS – (2.85%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.22%, 08/01/11, dated 07/29/11, repurchase value of $3,507,064 (collateralized by: Cash and U.S. Government agency mortgages and obligations in a pooled cash account, 2.446%-11.25%, 07/31/13-02/15/41, total market value $3,570,273)	$3,507,000	$3,507,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,507,000)	3,507,000

Total Investments – (101.28%) – (Identified cost $112,125,608) – (b)		124,762,451
Liabilities Less Other Assets – (1.28%)		(1,581,061)
	Net Assets – (100.00%)	$123,181,390

ADR: American Depositary Receipt
ADS: American Depositary Share
* Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $2,758,796 or 2.24% of the Fund's net assets as of July 31, 2011.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2011 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $114,536,979. At July 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$18,727,888
Unrealized depreciation	(8,502,416)
Net unrealized appreciation	$10,225,472

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (96.21%)
CONSUMER DISCRETIONARY – (7.23%)
Consumer Durables & Apparel – (5.24%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	37,250	$2,416,127
Hunter Douglas NV (Netherlands)	10,370	477,640
		2,893,767
Media – (1.99%)
Grupo Televisa S.A., ADR (Mexico)	49,650	1,101,733
	Total Consumer Discretionary	3,995,500
CONSUMER STAPLES – (13.23%)
Food & Staples Retailing – (1.34%)
Brazil Pharma S.A., 144A (Brazil)*(a)	75,500	744,363
Food, Beverage & Tobacco – (11.89%)
Heineken Holding NV (Netherlands)	52,270	2,663,284
Lindt & Spruengli AG - Participation Certificate (Switzerland)	450	1,466,552
Nestle S.A. (Switzerland)	38,210	2,439,556
		6,569,392
	Total Consumer Staples	7,313,755
ENERGY – (5.56%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	122,980	1,024,536
Tenaris S.A., ADR (Argentina)	46,350	2,048,670
	Total Energy	3,073,206
FINANCIALS – (14.76%)
Banks – (4.54%)
Commercial Banks – (4.54%)
Banco Santander Brasil S.A., ADS (Brazil)	15,500	143,840
China CITIC Bank Corp. Ltd. - H (China)*	1,056,000	646,303
China Merchants Bank Co., Ltd. - H (China)	723,069	1,718,202
		2,508,345
Diversified Financials – (4.06%)
Capital Markets – (0.45%)
Brookfield Asset Management Inc., Class A (Canada)	7,840	247,195
Diversified Financial Services – (3.61%)
Groupe Bruxelles Lambert S.A. (Belgium)	9,700	819,829
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,160	458,601
RHJ International (Belgium)*	106,540	714,917
		1,993,347
		2,240,542

Insurance – (1.72%)
Insurance Brokers – (0.84%)
CNinsure, Inc., ADR (China)*	32,270	462,752
Multi-line Insurance – (0.88%)
Fairfax Financial Holdings Ltd. (Canada)	1,241	489,314
		952,066
Real Estate – (4.44%)
Hang Lung Group Ltd. (Hong Kong)	408,000	2,455,198
	Total Financials	8,156,151
HEALTH CARE – (16.14%)
Health Care Equipment & Services – (7.24%)
Essilor International S.A. (France)	27,610	2,218,106

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	July 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	310,000	$423,211
Sinopharm Group Co. - H (China)	466,800	1,356,602
		3,997,919
Pharmaceuticals, Biotechnology & Life Sciences – (8.90%)
Roche Holding AG - Genusschein (Switzerland)	21,610	3,887,906
Sinovac Biotech Ltd. (China)*	365,170	1,031,605
		4,919,511
	Total Health Care	8,917,430
INDUSTRIALS – (20.96%)
Capital Goods – (8.74%)
ABB Ltd., ADR (Switzerland)	45,090	1,079,455
Schindler Holding AG - Participation Certificate (Switzerland)	10,200	1,203,964
Schneider Electric S.A. (France)	13,730	1,995,551
Shanghai Electric Group Co. Ltd. - H (China)	1,042,100	553,558
		4,832,528
Commercial & Professional Services – (2.29%)
Nielsen Holdings NV *	42,200	1,264,312
Transportation – (9.93%)
China Merchants Holdings International Co., Ltd. (China)	378,969	1,349,336
China Shipping Development Co., Ltd. - H (China)	510,000	398,512
Kuehne & Nagel International AG (Switzerland)	23,780	3,335,635
LLX Logistica S.A. (Brazil)*	80,920	225,930
PortX Operacoes Portuarias S.A. (Brazil)*	80,920	179,492
		5,488,905
	Total Industrials	11,585,745
INFORMATION TECHNOLOGY – (3.88%)
Software & Services – (3.88%)
NetEase.com Inc., ADR (China)*	22,140	1,118,513
Youku.com Inc., ADR (China)*	27,770	1,024,990
		2,143,503
	Total Information Technology	2,143,503
MATERIALS – (10.65%)
BHP Billiton PLC (United Kingdom)	21,230	792,095
Greatview Aseptic Packaging Co., Ltd. (China)*	2,517,100	1,327,382
Potash Corp. of Saskatchewan Inc. (Canada)	17,460	1,009,363
Rio Tinto PLC (United Kingdom)	11,712	826,661
Sino-Forest Corp. (Canada)*	148,000	1,130,776
Vale S.A., ADR (Brazil)	26,990	796,745
	Total Materials	5,883,022
TELECOMMUNICATION SERVICES – (3.80%)
America Movil SAB de C.V., Series L, ADR (Mexico)	81,420	2,100,636
	Total Telecommunication Services	2,100,636
TOTAL COMMON STOCK – (Identified cost $51,475,145)		53,168,948

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	July 31, 2011 (Unaudited)

Principal	Value
SHORT-TERM INVESTMENTS – (3.71%)

Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.22%, 08/01/11, dated 07/29/11, repurchase value of $2,048,038 (collateralized by: Cash and U.S. Government agency mortgages and obligations in a pooled cash account, 2.446%-11.25%, 07/31/13-02/15/41, total market value $2,084,950)	$2,048,000	$2,048,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,048,000)	2,048,000

Total Investments – (99.92%) – (Identified cost $53,523,145) – (b)	55,216,948
Other Assets Less Liabilities – (0.08%)	45,200
Net Assets – (100.00%)	$55,262,148

ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $744,363 or 1.34% of the Fund's net assets as of July 31, 2011.

(b)	Aggregate cost for federal income tax purposes is $54,522,319. At July 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,559,978
Unrealized depreciation	(4,865,349)
Net unrealized appreciation	$694,629

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments
July 31, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$8,778,045	$3,995,500
Consumer staples	23,554,150	7,313,755
Energy	4,696,286	3,073,206
Financials	12,725,072	8,156,151
Health care	20,689,121	8,917,430
Industrials	22,705,367	11,585,745
Information technology	13,961,189	2,143,503
Materials	9,481,991	5,883,022
Telecommunication services	3,451,679	2,100,636
Total Level 1	120,042,900	53,168,948

Level 2 – Other Significant Observable Inputs:
Equity securities:
Financials	1,135,000	−
Industrials	77,551	−
Short-term securities	3,507,000	2,048,000
Total Level 2	4,719,551	2,048,000

Level 3 – Significant Unobservable Inputs:	−	−
Total	$124,762,451	$55,216,948

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments – (Continued)
July 31, 2011 (Unaudited)

Value Measurements – (Continued)

	Davis Global	Davis International
	Fund	Fund
Level 1 to Level 2 Transfers*:
Industrials	$77,551	$	−
Total	$77,551	$	−

*The absence of an active market due to limited trading activity triggered a transfer between Level 1 and Level 2 assets during the three months ended July 31, 2011.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

   Kenneth C. Eich
   Principal Executive Officer

Date:  09/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

   Kenneth C. Eich
   Principal Executive Officer

Date:  09/29/2011

By /s/ Douglas A. Haines

   Douglas A. Haines
   Principal Financial officer

Date:  09/29/2011